Portfolio of Investments
Multisector Bond SMA Completion Portfolio, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 15.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	6.353%	400,000	398,802
DT Auto Owner Trust(a)
Series 2019-3A Class C
04/15/2025	2.740%	136,207	137,239
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class C
03/15/2024	3.300%	79,505	79,913
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.882%	500,000	500,033
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2021-3 Class C
05/15/2029	3.270%	500,000	496,871
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	500,000	499,970
Upstart Pass-Through Trust(a)
Series 2021-ST8 Class A
10/20/2029	1.750%	479,905	476,882
Series 2021-ST9 Class A
11/20/2029	1.700%	491,578	488,851
Upstart Securitization Trust(a)
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	460,000	453,788
Total Asset-Backed Securities — Non-Agency (Cost $3,548,002)			3,532,349

Commercial Mortgage-Backed Securities - Non-Agency 3.1%

Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.831%	500,000	499,695
Progress Residential Trust(a)
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	200,000	201,262
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $703,259)			700,957

Corporate Bonds & Notes 11.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.5%
Videotron Ltd.(a)
06/15/2029	3.625%	350,000	350,294
Consumer Products 1.1%
Mattel, Inc.
10/01/2040	6.200%	198,000	252,775
Electric 1.5%
NRG Energy, Inc.(a)
02/15/2031	3.625%	350,000	332,644
Food and Beverage 1.1%
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	57,000	59,727
03/01/2032	3.500%	199,000	200,628
Total			260,355
Healthcare Insurance 1.5%
Centene Corp.
08/01/2031	2.625%	350,000	338,332
Home Construction 1.6%
Meritage Homes Corp.(a)
04/15/2029	3.875%	343,000	352,283
Independent Energy 1.7%
EQT Corp.(a)
05/15/2031	3.625%	81,000	82,628
Occidental Petroleum Corp.
09/15/2036	6.450%	250,000	310,366
Total			392,994
Metals and Mining 1.9%
Freeport-McMoRan, Inc.
03/15/2043	5.450%	350,000	431,616
Total Corporate Bonds & Notes (Cost $2,745,904)			2,711,293

Foreign Government Obligations(c) 0.8%

Colombia 0.8%
Colombia Government International Bond
04/15/2031	3.125%	200,000	179,064
Total Foreign Government Obligations (Cost $195,000)			179,064

Multisector Bond SMA Completion Portfolio | First Quarter Report 2021	1

Portfolio of Investments   (continued)
Multisector Bond SMA Completion Portfolio, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency 2.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
CMO Series 2020-127 Class AI
08/20/2050	3.000%	1,713,952	214,049
CMO Series 2021-57 Class KI
03/20/2051	3.500%	1,838,702	260,090
Total Residential Mortgage-Backed Securities - Agency (Cost $499,347)			474,139

Residential Mortgage-Backed Securities - Non-Agency 23.4%

Bellemeade Re Ltd.(a),(b)
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	3.692%	500,000	503,455
COLT Mortgage Loan Trust(a),(e)
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	500,000	497,061
CSMC Trust(a),(e)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	500,000	497,991
Homeward Opportunities Fund I Trust(a),(e)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	400,000	412,299
Point Securitization Trust(a),(e)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	480,764	480,763
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	486,965	484,018
PRKCM Trust(a),(e)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	495,102	490,455
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stanwich Mortgage Loan Co. LLC(a),(e)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	483,315	482,877
Triangle Re Ltd.(a),(b)
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	4.592%	500,000	504,590
VCAT LLC(a),(e)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	487,226	484,616
Verus Securitization Trust(a),(e)
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	500,000	495,635
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $5,361,853)			5,333,760

Money Market Funds 37.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(f),(g)	8,587,450	8,586,591
Total Money Market Funds (Cost $8,586,517)		8,586,591
Total Investments in Securities (Cost: $21,639,882)		21,518,153
Other Assets & Liabilities, Net		1,241,528
Net Assets		22,759,681

At November 30, 2021, securities and/or cash totaling $1,405,459 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(84)	03/2022	USD	(10,988,250)	—	(88,042)
U.S. Ultra Treasury Bond	(17)	03/2022	USD	(3,409,563)	—	(67,903)
Total					—	(155,945)

2	Multisector Bond SMA Completion Portfolio | First Quarter Report 2021

Portfolio of Investments   (continued)
Multisector Bond SMA Completion Portfolio, November 30, 2021 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 36	Morgan Stanley	12/20/2026	1.000	Quarterly	2.144	USD	4,000,000	(73,630)	—	—	—	(73,630)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	3.301	USD	9,000,000	(64,418)	—	—	—	(64,418)
Total								(138,048)	—	—	—	(138,048)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2021, the total value of these securities amounted to $10,945,270, which represents 48.09% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2021.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2021.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	11,277,531	11,046,032	(13,736,972)	—	8,586,591	—	1,581	8,587,450
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multisector Bond SMA Completion Portfolio | First Quarter Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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